SEGMENT AND GEOGRAPHIC INFORMATION (Details) (Customer one [Member], Accounts receivable [Member], Concentration of Credit Risk [Member])	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2012 item
Customer one [Member] | Accounts receivable [Member] | Concentration of Credit Risk [Member]
Segment and geographic information [Line Items]
Concentration risk (as a percent)	13.00%	11.00%
Number of customers	1	1